Stockholders' deficiency (Detail Textuals 2) (USD $)	12 Months Ended
	Dec. 31, 2012 Director	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Expense with offsetting charge to capital stock	$ 781,846	$ 95,140	$ 32,091
Shares transferred to employees and consultants for services	1,590,625
Shares transferred in equal tranches to director	1,390,625
Number of directors	3